NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details) - Schedule of Purchase Price Allocation (Parentheticals)	12 Months Ended
Dec. 31, 2011
Schedule of Purchase Price Allocation [Abstract]
Common stock issued (in Shares)	3,552,516